UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07396

Western Asset Managed High Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: February 28,

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FORM N-Q

MAY 31, 2015

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 87.8%
CONSUMER DISCRETIONARY - 13.3%
Automobiles - 0.3%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	690,000	$763,830

Diversified Consumer Services - 0.5%
Service Corp. International, Senior Notes	7.500%	4/1/27	695,000	816,625
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	500,000	528,750

Total Diversified Consumer Services				1,345,375

Hotels, Restaurants & Leisure - 3.1%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	922,909	905,005	(a)(b)(c)(d)
Carlson Travel Holdings Inc., Senior Notes	7.500%	8/15/19	280,000	284,900	(a)(b)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	540,000	568,350	(a)
CCM Merger Inc., Senior Notes	9.125%	5/1/19	930,000	1,013,700	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,070,000	1,091,400
Downstream Development Quapaw, Senior Secured Notes	10.500%	7/1/19	720,000	714,600	(a)
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., Senior Secured Notes	10.250%	6/15/15	270,000	1,363	(a)(e)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	650,000	690,625	(a)
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	650,000	612,625	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	400,000	417,500	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	1,976,000	2,136,550	(a)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	9.500%	6/15/19	7,000	7,000	(a)

Total Hotels, Restaurants & Leisure				8,443,618

Household Durables - 1.7%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,090,000	1,155,400	(a)(b)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	900,000	931,500	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	830,000	906,775
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	650,000	679,250
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	1,090,000	1,043,675	(a)

Total Household Durables				4,716,600

Media - 5.9%
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	290,000	308,560
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	250,000	262,813
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	410,000	447,412
DISH DBS Corp., Senior Notes	7.875%	9/1/19	580,000	656,850
DISH DBS Corp., Senior Notes	6.750%	6/1/21	1,110,000	1,188,394
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,630,000	1,638,150
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	750,000	772,500	(a)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	840,000	727,650
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	928,879	847,602	(a)(b)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	1,390,000	1,407,375	(a)
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	1,360,000	1,383,800	(a)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	821,000	980,396
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	361,000	428,035
Univision Communications Inc., Senior Notes	8.500%	5/15/21	780,000	834,600	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	81,000	87,986	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	1,200,000	EUR	$1,431,305	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,510,000		1,610,037	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,030,000		1,077,637	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	200,000		205,000	(a)

Total Media					16,296,102

Multiline Retail - 0.3%
Neiman Marcus Group LLC, Senior Notes	8.000%	10/15/21	500,000		538,750	(a)
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	185,000		190,550

Total Multiline Retail					729,300

Specialty Retail - 1.4%
American Greetings Corp., Senior Notes	7.375%	12/1/21	700,000		747,250
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	1,920,000		1,742,400	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	440,000		478,500	(a)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	933,000		949,328	(a)(b)

Total Specialty Retail					3,917,478

Textiles, Apparel & Luxury Goods - 0.1%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	440,000		369,600	(a)

TOTAL CONSUMER DISCRETIONARY					36,581,903

CONSUMER STAPLES - 3.5%
Beverages - 0.5%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	740,000		732,600	(a)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	670,000		788,925	(a)

Total Beverages					1,521,525

Food & Staples Retailing - 0.6%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	880,000		883,300	(a)
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	650,000		689,000	(a)

Total Food & Staples Retailing					1,572,300

Food Products - 1.4%
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	700,000		724,500	(a)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	820,000		815,900	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	890,000		905,575	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,430,000		1,344,200	(a)

Total Food Products					3,790,175

Household Products - 0.6%
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	360,000		387,900
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	210,000		224,175	(a)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	800,000		828,000	(a)
Sun Products Corp., Senior Notes	7.750%	3/15/21	170,000		155,125	(a)

Total Household Products					1,595,200

Tobacco - 0.4%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,290,000		1,127,138

TOTAL CONSUMER STAPLES					9,606,338

ENERGY - 15.0%
Energy Equipment & Services - 2.2%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	740,000		725,200
CGG, Senior Notes	7.750%	5/15/17	67,000		65,995
CGG, Senior Notes	6.500%	6/1/21	550,000		470,250
CGG, Senior Notes	6.875%	1/15/22	370,000		318,200
Exterran Partners LP/EXLP Finance Corp., Senior Notes	6.000%	10/1/22	270,000		265,950
FTS International Inc., Senior Secured Bonds	6.250%	5/1/22	620,000		497,550

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Energy Equipment & Services - (continued)
Gulfmark Offshore Inc., Senior Notes	6.375%	3/15/22	670,000	$542,700
Hercules Offshore Inc., Senior Notes	7.500%	10/1/21	600,000	201,000	(a)(d)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	1,350,000	418,500	(a)(d)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	280,000	182,700
Parker Drilling Co., Senior Notes	7.500%	8/1/20	920,000	851,000
SESI LLC, Senior Notes	7.125%	12/15/21	790,000	849,250
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	760,000	570,000	(a)

Total Energy Equipment & Services				5,958,295

Oil, Gas & Consumable Fuels - 12.8%
American Energy-Permian Basin LLC/AEPB Finance Corp., Secured Notes	8.000%	6/15/20	570,000	573,563	(a)
Approach Resources Inc., Senior Notes	7.000%	6/15/21	190,000	176,700
Arch Coal Inc., Senior Notes	7.250%	6/15/21	1,010,000	181,800
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	430,000	354,750
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	490,000	510,090	(a)
California Resources Corp., Senior Notes	5.500%	9/15/21	540,000	514,350
California Resources Corp., Senior Notes	6.000%	11/15/24	1,640,000	1,517,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	300,000	301,875
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	590,000	612,125
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	520,000	553,150
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	440,000	466,400
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	290,000	296,525
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	1,420,000	695,800
Crestwood Midstream Partners LP, Senior Notes	6.125%	3/1/22	850,000	891,438
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	8.125%	9/15/23	330,000	344,025	(a)
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	470,000	497,025	(f)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	790,000	791,975	(a)
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	2,190,000	2,135,250	(a)
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	680,000	691,900	(a)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	1,730,000	1,258,575
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	1,810,000	1,280,575
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	680,000	799,874
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	7.750%	2/1/21	860,000	746,050
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	300,000	243,000	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	2,020,000	1,752,350
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	26,000	27,918
MEG Energy Corp., Senior Notes	6.375%	1/30/23	1,430,000	1,358,500	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	920,000	230,000	(e)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	1,400,000	1,354,500	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	850,000	790,500
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	11.750%	5/15/19	810,000	546,750
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	1,150,000	1,206,005	(a)
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	1,000,000	990,100
Plains Exploration & Production Co., Senior Notes	6.750%	2/1/22	91,000	97,143
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	510,000	76,500	(e)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	670,000	690,515
Rice Energy Inc., Senior Notes	7.250%	5/1/23	180,000	188,100	(a)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	1,490,000	1,557,050	(a)
Samson Investment Co., Senior Notes	9.750%	2/15/20	780,000	68,250
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	2,830,000	2,702,650
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	510,000	456,450	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	380,000		$399,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.625%	10/1/20	280,000		297,500	(a)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	320,000		316,000	(a)
Tennessee Gas Pipeline Co., Senior Notes	8.000%	2/1/16	645,000		672,478
Tennessee Gas Pipeline Co., Senior Notes	8.375%	6/15/32	1,960,000		2,446,550
Whiting Canadian Holding Co. ULC, Senior Notes	8.125%	12/1/19	760,000		809,400

Total Oil, Gas & Consumable Fuels					35,468,024

TOTAL ENERGY					41,426,319

FINANCIALS - 12.6%
Banks - 5.2%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	440,000		465,850	(f)(g)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,060,000		1,427,477	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,000,000		1,164,375
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	230,000		246,346	(f)(g)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	620,000		623,100	(f)(g)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes	11.000%	6/30/19	170,000		218,238	(a)(f)(g)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	880,000		1,042,800	(a)(f)(g)
Credit Agricole SA, Junior Subordinated Notes	7.875%	1/23/24	400,000		427,016	(a)(f)(g)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	430,000		442,362	(f)(g)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	590,000		606,815	(f)(g)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	1,470,000		1,477,415	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	350,000		357,875	(f)(g)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	370,000		380,175	(f)(g)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	980,000		1,003,275	(g)
Novo Banco SA, Senior Notes	5.875%	11/9/15	300,000	EUR	332,620	(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	670,000		852,575	(f)(g)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	730,000		797,023
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	230,000		273,881
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	1,350,000	AUD	1,189,021	(f)(h)
Santander Issuances SAU, Notes	5.911%	6/20/16	600,000		623,065	(a)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	310,000		326,275	(f)(g)

Total Banks					14,277,579

Capital Markets - 1.1%
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	2,150,000		2,116,138	(a)(f)(g)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	670,000		825,401

Total Capital Markets					2,941,539

Consumer Finance - 1.0%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	611,000		724,035
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	620,000		695,950
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	610,000		689,300
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	350,000		351,750	(a)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	310,000		265,050	(a)

Total Consumer Finance					2,726,085

Diversified Financial Services - 2.5%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	1,370,000		1,455,625	(a)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	2,520,000		2,860,200
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	1,815,000		2,209,762
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000		520,000	(a)(f)

Total Diversified Financial Services					7,045,587

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 1.1%
CNO Financial Group Inc., Senior Notes	4.500%	5/30/20	190,000	$196,759
CNO Financial Group Inc., Senior Notes	5.250%	5/30/25	930,000	967,200
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	460,000	481,850	(a)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	510,000	456,131
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	490,000	595,350	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	360,000	468,000	(a)

Total Insurance				3,165,290

Real Estate Management & Development - 1.7%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	440,000	412,192
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	1,240,000	1,261,700
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	830,000	848,675	(a)
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	880,000	937,200	(a)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	1,160,000	1,223,800	(a)

Total Real Estate Management & Development				4,683,567

TOTAL FINANCIALS				34,839,647

HEALTH CARE - 7.1%
Health Care Equipment & Supplies - 1.4%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	1,260,000	1,248,975	(a)(b)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	170,000	177,650	(a)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	910,000	939,575	(a)
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	1,600,000	1,614,336

Total Health Care Equipment & Supplies				3,980,536

Health Care Providers & Services - 3.8%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	468,000	519,480
Acadia Healthcare Co. Inc., Senior Notes	6.125%	3/15/21	390,000	405,600
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	1,310,000	1,395,150
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	340,000	343,400	(a)
HCA Inc., Debentures	7.500%	11/15/95	2,345,000	2,347,931
HCA Inc., Notes	7.690%	6/15/25	490,000	561,050
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	1,410,000	1,477,856
Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Notes	9.500%	12/1/19	290,000	312,113	(a)
Kindred Healthcare Inc., Senior Secured Notes	8.750%	1/15/23	220,000	245,025	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	810,000	884,925
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	720,000	772,200
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,180,000	1,106,250

Total Health Care Providers & Services				10,370,980

Pharmaceuticals - 1.9%
Concordia Healthcare Corp., Senior Notes	7.000%	4/15/23	1,200,000	1,210,500	(a)
DPx Holdings BV, Senior Notes	7.500%	2/1/22	790,000	829,500	(a)
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	1,420,000	1,446,625	(a)(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	1,810,000	1,886,925	(a)

Total Pharmaceuticals				5,373,550

TOTAL HEALTH CARE				19,725,066

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 12.4%
Aerospace & Defense - 1.1%
Aerojet Rocketdyne Holdings Inc., Secured Notes	7.125%	3/15/21	410,000	$440,750
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,270,000	1,190,625	(a)
Ducommun Inc., Senior Notes	9.750%	7/15/18	550,000	582,312
Erickson Inc., Secured Notes	8.250%	5/1/20	691,000	526,888
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	390,000	390,000	(a)

Total Aerospace & Defense				3,130,575

Air Freight & Logistics - 0.5%
Air Medical Merger Sub Corp., Senior Notes	6.375%	5/15/23	320,000	309,600	(a)
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	1,040,000	1,120,600	(a)

Total Air Freight & Logistics				1,430,200

Airlines - 0.6%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	310,000	327,825	(a)
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	303,802	326,587	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Bonds	7.373%	12/15/15	63,822	65,137
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	49,808	54,789
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	5.500%	10/29/20	344,346	365,868
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	6.375%	1/2/16	80,000	82,184	(a)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	232,222	269,377
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	166,482	184,795

Total Airlines				1,676,562

Building Products - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	790,000	746,550	(a)
Building Materials Corp. of America, Senior Notes	6.750%	5/1/21	90,000	95,625	(a)

Total Building Products				842,175

Commercial Services & Supplies - 1.7%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	440,000	433,400	(a)
JM Huber Corp., Senior Notes	9.875%	11/1/19	470,000	508,864	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,790,000	1,767,625
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Notes	8.250%	2/1/21	203,000	219,494
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	1,416,000	1,554,060
West Corp., Senior Notes	5.375%	7/15/22	330,000	321,338	(a)

Total Commercial Services & Supplies				4,804,781

Construction & Engineering - 1.4%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	670,000	576,200	(a)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	680,000	714,000	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	860,000	795,500	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,020,000	1,003,425	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	820,000	703,150	(a)

Total Construction & Engineering				3,792,275

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Electrical Equipment - 0.4%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	560,000		$585,200	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	510,000		524,025	(a)

Total Electrical Equipment					1,109,225

Industrial Conglomerates - 0.3%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	850,000		866,469

Machinery - 1.3%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	340,000		362,950	(a)
Dematic SA/DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	1,540,000		1,624,700	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	690,000		755,550
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	310,000	EUR	363,063	(a)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	490,000		524,300	(a)

Total Machinery					3,630,563

Marine - 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,180,000		1,206,550	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	670,000		619,750

Total Marine					1,826,300

Road & Rail - 1.8%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	700,000		720,125	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	970,000		928,775	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	310,000		310,000	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	1,340,000		1,180,875	(a)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	700,000		586,250	(a)
Quality Distribution LLC/QD Capital Corp., Secured Notes	9.875%	11/1/18	1,224,000		1,294,380

Total Road & Rail					5,020,405

Trading Companies & Distributors - 0.7%
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	790,000		852,212	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	880,000		932,800

Total Trading Companies & Distributors					1,785,012

Transportation - 1.4%
CMA CGM, Senior Notes	8.500%	4/15/17	1,320,000		1,354,650	(a)
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	900,000		936,000	(a)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,080,000		1,088,100	(a)(b)
Syncreon Group BV/Syncreon Global Finance U.S. Inc., Senior Notes	8.625%	11/1/21	670,000		539,350	(a)

Total Transportation					3,918,100

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Transportation Infrastructure - 0.2%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	480,000		$483,600	(a)

TOTAL INDUSTRIALS					34,316,242

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.3%
CommScope Technologies Finance LLC, Senior Notes	6.000%	6/15/25	690,000		700,350	(a)

Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	730,000		740,950

Internet Software & Services - 0.4%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	380,000		393,775	(a)(b)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	590,000		675,550

Total Internet Software & Services					1,069,325

IT Services - 1.3%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	1,030,000		787,950	(a)
First Data Corp., Secured Notes	8.250%	1/15/21	510,000		545,063	(a)
First Data Corp., Senior Notes	12.625%	1/15/21	1,250,000		1,467,187
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	812,000		930,755

Total IT Services					3,730,955

TOTAL INFORMATION TECHNOLOGY					6,241,580

MATERIALS - 9.1%
Chemicals - 1.1%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	430,000		432,150	(a)
Hexion Inc., Senior Secured Notes	8.875%	2/1/18	640,000		590,400
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	420,000		418,950	(a)(b)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	582,000	EUR	659,985	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	250,000	EUR	297,848	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	200,000	EUR	238,278	(h)
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	250,000		255,625	(a)

Total Chemicals					2,893,236

Construction Materials - 0.3%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	700,000		675,500	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	260,000		247,000	(a)

Total Construction Materials					922,500

Containers & Packaging - 3.1%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	709,813		760,387	(a)(b)
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	1,060,000		1,139,500	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.250%	1/31/19	260,000		265,850	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	680,000		727,600	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	141,176		145,412	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	830,000		859,050	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	6/30/21	370,000		373,700	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	1,170,000		1,219,725	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	1,000,000		1,027,500	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,390,000		1,424,750
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	560,000		570,500	(a)

Total Containers & Packaging					8,513,974

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 3.8%
ArcelorMittal, Senior Bonds	5.125%	6/1/20	240,000		$244,200
ArcelorMittal, Senior Bonds	6.125%	6/1/25	530,000		539,937
ArcelorMittal, Senior Notes	7.000%	2/25/22	140,000		153,650
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	710,000		674,500	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	1,010,000		873,650
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	230,000		211,313	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	450,000		346,500	(a)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	980,000		1,031,450	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	860,000		47,300	(a)(d)(e)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	9,114		0	(a)(c)(d)(i)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	700,000		673,750	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.250%	1/15/21	1,240,000		1,209,000	(a)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	1,110,000		1,132,200
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	480,000		500,400	(a)(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	570,000	EUR	655,242	(a)(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	940,000		1,029,300	(a)(b)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	550,000		517,000	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	570,000		550,050

Total Metals & Mining					10,389,442

Paper & Forest Products - 0.8%
Appvion Inc., Secured Notes	9.000%	6/1/20	1,740,000		1,139,700	(a)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	580,000		537,950
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Bonds	11.750%	1/15/19	480,000		352,800
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	498,000		194,220
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	70,000		51,275

Total Paper & Forest Products					2,275,945

TOTAL MATERIALS					24,995,097

TELECOMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 4.5%
CenturyLink Inc., Senior Notes	5.800%	3/15/22	1,710,000		1,759,162
CenturyLink Inc., Senior Notes	5.625%	4/1/25	230,000		223,100	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	115,000		114,137
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	1,940,000		1,789,049
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	1,500,000		1,526,250
Intelsat Luxembourg SA, Senior Bonds	8.125%	6/1/23	750,000		671,250
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	70,000		75,163
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	1,280,000		1,384,000
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	350,000		371,875
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	990,000		1,107,529
Windstream Corp., Senior Notes	7.750%	10/1/21	460,000		437,000
Windstream Corp., Senior Notes	7.500%	6/1/22	820,000		751,325
Windstream Corp., Senior Notes	7.500%	4/1/23	2,390,000		2,156,975

Total Diversified Telecommunication Services					12,366,815

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 5.0%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	100,000	EUR	$114,498	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	1,600,000		1,662,000	(a)
Oi SA, Senior Notes	5.750%	2/10/22	430,000		380,550	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	400,000		362,000
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	4,025,000		4,115,562
Sprint Communications Inc., Senior Notes	6.000%	12/1/16	60,000		62,512
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	1,480,000		1,700,150	(a)
Sprint Corp., Senior Notes	7.875%	9/15/23	1,540,000		1,569,876
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	300,000		318,000
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,390,000		1,446,469
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	1,160,000		1,199,150	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	530,000		539,275	(h)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	350,000		356,125	(a)

Total Wireless Telecommunication Services					13,826,167

TOTAL TELECOMMUNICATION SERVICES					26,192,982

UTILITIES - 3.0%
Electric Utilities - 1.1%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	1,290,000		1,451,250
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	120,845		120,845
NRG REMA LLC, Pass-Through Certificates	9.237%	7/2/17	212,310		226,641
NRG REMA LLC, Pass-Through Certificates	9.681%	7/2/26	1,210,000		1,312,850

Total Electric Utilities					3,111,586

Independent Power and Renewable Electricity Producers - 1.9%
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	572,000		628,843	(a)
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	7.875%	8/15/21	1,270,000		1,228,725	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates	9.125%	6/30/17	50,065		53,069
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	2,572,137		2,785,947
TerraForm Power Operating LLC, Senior Notes	5.875%	2/1/23	570,000		589,950	(a)

Total Independent Power and Renewable Electricity Producers					5,286,534

TOTAL UTILITIES					8,398,120

TOTAL CORPORATE BONDS & NOTES (Cost - $239,955,815)					242,323,294

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 0.2%
MATERIALS - 0.2%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	230,000	$210,881

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	612,788	450,399	(a)(b)(d)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $824,432)				661,280

SENIOR LOANS - 2.9%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	710,000	724,200	(j)(k)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	450,000	418,312	(j)(k)

TOTAL CONSUMER DISCRETIONARY				1,142,512

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	300,000	303,750	(j)(k)

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Murray Energy Corp., Term Loan B2	7.500%	3/19/21	500,000	487,437	(j)(k)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	588,525	589,261	(j)(k)

TOTAL ENERGY				1,076,698

HEALTH CARE - 1.3%
Health Care Providers & Services - 1.3%
Physiotherapy Associates Holdings Inc., Exit Term Loan	11.000%	1/2/17	640,000	639,600	(d)(j)(k)
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	730,000	723,613	(j)(k)
Tenet Healthcare Corp., Bridge Loan	—	7/1/15	2,301,000	2,301,000	(c)(d)(k)(l)

TOTAL HEALTH CARE				3,664,213

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.2%
Chemicals - 0.2%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	539,577	$559,002	(j)(k)

UTILITIES - 0.5%
Electric Utilities - 0.3%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	660,000	653,400	(j)(k)

Independent Power and Renewable Electricity Producers - 0.2%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	630,000	633,806	(j)(k)

TOTAL UTILITIES				1,287,206

TOTAL SENIOR LOANS (Cost - $7,938,743)				8,033,381

			SHARES
COMMON STOCKS - 2.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Ford Motor Co.			48,092	729,556

Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			46,919	0	*(c)(d)(i)

TOTAL CONSUMER DISCRETIONARY				729,556

ENERGY - 0.6%
Energy Equipment & Services - 0.6%
KCAD Holdings I Ltd.			151,493,610	1,660,976	*(c)(d)

FINANCIALS - 0.9%
Banks - 0.9%
Citigroup Inc.			29,040	1,570,483
JPMorgan Chase & Co.			13,508	888,556

TOTAL FINANCIALS				2,459,039

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Physiotherapy Associates Holdings Inc.			8,800	730,400	*(c)(d)

INDUSTRIALS - 0.3%
Marine - 0.3%
DeepOcean Group Holding AS			58,920	554,850	*(c)(d)
Horizon Lines Inc., Class A Shares			417,516	299,776	*(d)

TOTAL INDUSTRIALS				854,626

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY			SHARES	VALUE
MATERIALS - 0.1%
Metals & Mining - 0.1%
Mirabela Nickel Ltd.			1,863,035	$176,528	*

TOTAL COMMON STOCKS (Cost - $7,730,000)				6,611,125

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Rex Energy Corp. (Cost - $460,000)	6.000%		5,100	229,959

PREFERRED STOCKS - 1.6%
FINANCIALS - 1.6%
Consumer Finance - 1.1%
GMAC Capital Trust I	8.125%		118,121	3,078,234	(f)

Diversified Financial Services - 0.5%
Citigroup Capital XIII	7.875%		46,675	1,213,083	(f)

TOTAL PREFERRED STOCKS (Cost - $4,131,949)				4,291,317

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.1%
Jack Cooper Holdings Corp.		12/15/17	1,198	203,660	*(a)
Jack Cooper Holdings Corp.		5/6/18	558	94,860	*(a)

TOTAL WARRANTS (Cost - $30,507)				298,520

TOTAL INVESTMENTS - 95.1% (Cost - $261,071,446#)				262,448,876
Other Assets in Excess of Liabilities - 4.9%				13,445,664

TOTAL NET ASSETS - 100.0%				$275,894,540

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2015

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(d)	Illiquid security.

(e)	The coupon payment on these securities is currently in default as of May 31, 2015.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(i)	Value is less than $1.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of May 31, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
DIP	— Debtor-in-Possession
EUR	— Euro
OJSC	— Open Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed High Income Fund Inc. (the “Fund”) was incorporated in Maryland on December 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$35,676,898	$905,005		$36,581,903
Industrials	—	32,967,505	1,348,737		34,316,242
Materials	—	24,995,097	0	*	24,995,097
Utilities	—	6,911,356	1,486,764		8,398,120
Other corporate bonds & notes	—	138,031,932	—		138,031,932
Convertible bonds & notes	—	661,280	—		661,280
Senior loans:
Consumer discretionary	—	418,312	724,200		1,142,512
Consumer staples	—	—	303,750		303,750
Energy	—	487,437	589,261		1,076,698
Other senior loans	—	5,510,421	—		5,510,421
Common stocks:
Consumer discretionary	$729,556	—	0	*	729,556
Energy	—	—	1,660,976		1,660,976
Health care	—	—	730,400		730,400
Industrials	299,776	—	554,850		854,626
Materials	—	176,528	—		176,528
Other common stocks	2,459,039	—	—		2,459,039
Convertible preferred stocks	—	229,959	—		229,959
Preferred stocks	4,291,317	—	—		4,291,317
Warrants	—	298,520	—		298,520

Total investments	$7,779,688	$246,365,245	$8,303,943		$262,448,876

Other financial instruments:
Forward foreign currency contracts	—	$95,267	—		$95,267

Total	$7,779,688	$246,460,512	$8,303,943		$262,544,143

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES					SENIOR LOANS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INDUSTRIALS	MATERIALS		UTILITIES	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	TOTAL
Balance as of February 28, 2015	$958,848	—	$0	*	—	—	—	—	$958,848
Accrued premiums/discounts	3,972	—	—		—	—	—	—	3,972
Realized gain (loss)	11	—	—		—	—	—	—	11
Change in unrealized appreciation (depreciation)[1]	86,547	—	—		—	—	—	—	86,547
Purchases	33,710	—	—		—	—	—	—	33,710
Sales	(178,083)	—	—		—	—	—	—	(178,083)
Transfers into Level 3[2]	—	$1,348,737	—		$1,486,764	$724,200	$303,750	$589,261	4,452,712
Transfers out of Level 3	—	—	—		—		—	—	—

Balance as of May 31, 2015	$905,005	$1,348,737	$0	*	$1,486,764	$724,200	$303,750	$589,261	$5,357,717

Net change in unrealized appreciation (depreciation) for investments in securities still held at May 31, 2015[1]	$90,408	—	—		—	—	—	—	$90,408

Notes to Schedule of Investments (unaudited) (continued)

	COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY		ENERGY	HEALTHCARE	INDUSTRIALS	TOTAL
Balance as of February 28, 2015	$0	*	$928,656	$730,400	$768,435	$2,427,491
Accrued premiums/discounts	—		—	—	—	—
Realized gain (loss)	—		—	—	—	—
Change in unrealized appreciation (depreciation)[1]	—		732,320	—	(213,585)	518,735
Purchases	—		—	—	—	—
Sales	—		—	—	—	—
Transfers into Level 3	—		—	—	—	—
Transfers out of Level 3	—		—	—	—	—

Balance as of May 31, 2015	$0	*	$1,660,976	$730,400	$554,850	$2,946,226

Net change in unrealized appreciation (depreciation) for investments in securities still held at May 31, 2015[1]	—		$732,320	—	$(213,585)	$518,735

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

2. Investments

At May 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,283,013
Gross unrealized depreciation	(12,905,583)

Net unrealized appreciation	$1,377,430

At May 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	3,515,680	EUR	3,116,406	Citibank N.A.	8/13/15	$89,493
USD	297,645	EUR	265,481	Royal Bank of Scotland PLC	8/13/15	5,774

Total						$95,267

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed High Income Fund Inc.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 22, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 22, 2015